Loss per share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net loss attributable to ordinary shareholders of SGOCO Group Ltd.
Net loss attributable to ordinary shareholders of TROOPS	$ (13,413)	$ (1,719)	$ (346)
Weighted average shares used in calculating loss per share - basic	102,240,818	101,597,998	101,597,998
Weighted average shares used in calculating loss per share - diluted	102,240,818	101,597,998	101,597,998
Net loss per share - basic	$ (0.13)	$ (0.02)	$ (0.01)
Net loss per share - diluted	$ (0.13)	$ (0.02)	$ (0.01)